Variable Interest Entities and Securitizations (Consolidated Assets of Groups Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2016	Mar. 31, 2016
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 4,622	¥ 4,692
Significant unconsolidated VIEs- Total assets	4,233	3,072
Significant unconsolidated VIEs- Maximum exposure to loss	684	534
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	1,860	2,092
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	677	579
Significant unconsolidated VIEs- Total assets	199	205
Significant unconsolidated VIEs- Maximum exposure to loss	7	13
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	336	337
Significant unconsolidated VIEs- Total assets	445	445
Significant unconsolidated VIEs- Maximum exposure to loss	154	154
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	1,726	1,660
Significant unconsolidated VIEs- Total assets	3,589	2,422
Significant unconsolidated VIEs- Maximum exposure to loss	523	367
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 23	¥ 24